NATIONS LIFEGOAL FUNDS, INC.
                      Registration Nos. 333-9703; 811-7745

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Nations LifeGoal Funds, Inc. (the "Company") that the form of Prospectuses for the Company that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 8, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on July 30, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 31st day of August, 1999.


Witness:                                           NATIONS LIFEGOAL FUNDS, INC.

/s/ Tammy Fletcher                                 /s/ Richard H. Blank, Jr.
                                                   Richard H. Blank, Jr.
                                                   Secretary